Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 633,000.00
Total Fee Amount	55.07
Total Offset Amount	0.00
Net Fee	$ 55.07
Offering Table N/A
Offset Table N/A	N/A